Stock-based and Other Incentive Compensation	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Stock-based and Other Incentive Compensation	Stock-based and Other Incentive Compensation
Cash-settled Stock Appreciation Rights (“CSARs”)
In 2012, the Company established the LTIP under which CSARs are available to be issued. This plan is intended for certain employees to maximize their contribution to the long-term success of UL Solutions and its affiliates and encourage participants to remain in the employ of the Company through awards of CSARs. CSAR awards entitle the employee to receive an amount determined based on the appreciation in the value of a specified number of shares as determined by the Human Capital and Compensation Committee of the board of directors
(pursuant to a reasonable valuation method in accordance with Section 409A of the Internal Revenue Code, including without limitation, by reliance on an independent appraisal completed within the preceding twelve months) from the date of grant up to a specified date or dates. Benefit payments under the plan are made in cash, not common stock, beginning at the end of the three-year cliff vesting period from the original grant date up to the termination date which is five to seven years from the grant date. Expenses related to the CSARs have been recorded in accordance with ASC Topic 718, Compensation—Stock Compensation. As CSARs are cash-settled they are classified as a liability and remeasured at each reporting date.
The CSAR activity during the year ended December 31 was as follows:

	Number of CSAR Awards	Weighted Average Grant Price	Weighted Average Remaining Term	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2022 (a)	5,957,534	$12.29	1.28 years	$86
Granted	595,022	28.34
Exercised	(2,930,345)	7.08
Cancelled	(77,326)	30.86
Forfeited	(92,765)	23.51
Outstanding as of December 31, 2023	3,452,120	$18.77	1.72 years	$37
Exercisable as of December 31, 2023	1,952,958	$14.68	0.52 years	$29
_________________
(a)In November 2023 the Human Capital and Compensation Committee, in accordance with the provisions of the Company’s LTIP, approved, in connection with the 2-for-1 stock split further described in Note 1, a 50% reduction in the base price of all outstanding CSARs and a 100% increase in the number of outstanding CSAR units, and subsequently, in connection with a $600 million special cash dividend paid to UL Standards & Engagement, a reduction in the base price of all outstanding CSARs of $3 per award. The reductions in the base price and increase in the number of outstanding units were designed to provide protection to award holders due to the impact of the stock split and special cash dividend on the Company’s estimated stock price. The number of CSAR awards outstanding and weighted average grant price as of December 31, 2022 have been adjusted to reflect the impact of the award modifications. The modifications did not have a material impact on compensation expense.
As of December 31, 2023, there was $4 million of compensation expense that has yet to be recognized related to non-vested CSAR awards. This expense is expected to be recognized over the remaining weighted-average vesting period of 21 months.
The following table summarizes the assumptions used in the Black-Scholes-Merton model as of December 31:

	2023	2022	2021
Dividend yield	1.70%	—%	—%
Risk-free interest rate	3.99% - 5.60%	4.12% - 4.75%	0.05% - 0.89%
Weighted average volatility	22.24%	29.87%	27.70%
Expected life (in years)	0.06 - 3.25	0.06 - 3.25	0.06 - 2.67
Weighted average grant date fair value per share of rights granted	$4.83	$7.66	$6.59
Compensation expense (benefit) related to CSAR awards for the years ended December 31 was as follows:

(in millions)	2023	2022	2021
Cost of revenue	$1	$(1)	$11
Selling, general and administrative expenses	14	(16)	104
CSAR compensation expense (benefit)	$15	$(17)	$115
Income tax (benefit) expense	(3)	4	(27)
CSAR compensation expense (benefit), net of tax	$12	$(13)	$88
At December 31 of each respective year the Company used third-party valuations to estimate the fair value of the Company’s underlying stock price based on the methodology described in Note 1. Based on these valuations, in
2021 the Company’s stock price increased significantly and the Company remeasured its outstanding CSAR awards at their estimated fair value using a Black‑Scholes‑Merton option valuation model, which contributed to the significant CSAR compensation expense in 2021.
The Company had a short-term liability of $37 million and $80 million recorded in the Consolidated Balance Sheets to accrued compensation and benefits at December 31, 2023 and 2022, respectively, representing the fair value of the awards. The Company had a long-term liability of $2 million and $5 million recorded in the Consolidated Balance Sheets to other liabilities at December 31, 2023 and 2022, respectively, representing the fair value of the awards. The fair value of the Company’s vested CSAR awards was $29 million and $75 million at December 31, 2023 and 2022, respectively.
Performance Cash
In 2018, the Company established non-equity based Performance Cash awards as part of its LTIP, which entitles the holder to a cash payout upon the achievement of certain performance goals. The performance period for these awards is the three-year period beginning January 1 of the year granted. Actual cash payments may range from 0% to a maximum potential value of 200% of the award’s target value based on the satisfaction of the applicable performance metrics for the performance period. Awards vest and amounts payable in respect thereof are generally paid on the three-year anniversary of the award date.
Compensation expense related to Performance Cash awards for the years ended December 31 was as follows:

(in millions)	2023	2022	2021
Cost of revenue	$2	$2	$1
Selling, general and administrative expenses	14	14	19
Performance Cash compensation expense	$16	$16	$20
Income tax benefit	(4)	(4)	(5)
Performance Cash compensation expense, net	$12	$12	$15
The Company had a short-term liability of $16 million and $14 million recorded in the Consolidated Balance Sheets to accrued compensation and benefits at December 31, 2023 and 2022, respectively, representing the cash value of the award that has been accrued based on the vesting period. The Company had a long-term liability of $13 million and $14 million recorded in the Consolidated Balance Sheets to other liabilities at December 31, 2023 and 2022 respectively, representing the cash value of the award, which has been accrued based on the vesting period.
Stock-based and Other Incentive Compensation
In April 2024, the UL Solutions Inc. 2024 Long-Term Incentive Plan (the “2024 LTIP”) became effective and the Company reserved for issuance 20,000,000 shares of Class A common stock in connection with the 2024 LTIP and the UL Solutions Inc. Long-Term Incentive Plan (the “Pre-IPO LTIP”), as well as 5,000,000 additional shares of Class A common stock reserved for issuance under the UL Solutions Inc. 2024 Employee Stock Purchase Plan (the “2024 ESPP”). Upon settlement of stock-based compensation awards, shares of Class A common stock are issued in respect of such awards. Equity awards that are granted and subsequently expire, are cancelled, forfeited, or are used to satisfy required withholding taxes are recycled back into the total number of shares available for issuance under the 2024 LTIP and the Pre-IPO LTIP. As of June 30, 2024, 19,993,051 shares remain available for issuance under the 2024 LTIP and the Pre-IPO LTIP and 5,000,000 shares remain available for issuance under the 2024 ESPP.
Annual equity awards are issued to certain employees and officers, including named executive officers, in order to attract, motivate and retain talent and to maximize their contribution to the long-term success of the Company. Equity awards are also used as part of the compensation provided to the board of directors in the form of restricted stock units. Directors may also elect to defer receipt of some or all of their annual cash retainer amounts, which are converted into restricted stock units when and as such cash retainer amounts would have otherwise been paid, for either five years, 10 years or until termination of service from the board.
In May 2024, the Company granted annual equity awards, comprised of restricted stock units and performance share units, to eligible employees, officers and directors. In addition, in connection with the IPO, the Company granted nonqualified stock options and restricted stock units to the Company’s executive team, including named executive officers, and other key employees under the 2024 LTIP.
The Company has outstanding awards under the Pre-IPO LTIP, the majority of which will be settled in shares of Class A common stock.
Stock-based compensation expense was as follows:

	Six Months Ended June 30,
(in millions)	2024	2023
Cost of revenue	$2	$1
Selling, general and administrative expenses	13	10
Stock-based compensation expense	$15	$11
Income tax benefit	(3)	(2)
Stock-based compensation expense, net	$12	$9

Stock-based compensation expense by type of award
Restricted stock units	$3	$—
Performance share units	1	—
Stock options	1	—
Stock-settled stock appreciation rights	1	—
Cash-settled awards	9	11
Stock-based compensation expense	$15	$11
Restricted Stock Units
Restricted stock units (“RSUs”) represent the right to receive shares of Class A common stock and are generally subject to continued employment through a three-year ratable vesting period.
The following table summarizes the activity related to the Company’s RSUs during the six months ended June 30, 2024:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2023	—	$—
Granted	797,102	34.44
Forfeited	(14,619)	34.85
Outstanding as of June 30, 2024	782,483	$34.43
As of June 30, 2024, total unrecognized compensation expense related to RSUs was $24 million and is expected to be recognized over the remaining weighted-average vesting period of 2.3 years.
Performance Share Units
Performance share units (“PSUs”) represent the right to receive shares of Class A common stock based on the achievement of certain performance conditions and are generally subject to continued employment through a three-year cliff vesting period. The performance conditions are based on company-wide non-GAAP revenue and operating income metrics and the number of Class A common shares issued may range from 0% to a maximum potential value of 200% of the award’s target value based on the satisfaction of the applicable metrics over a three-year cumulative performance period.
The following table summarizes the activity related to the Company’s PSUs during the six months ended June 30, 2024:

	Number of PSUs	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2023	—	$—
Granted	383,574	34.85
Forfeited	(1,365)	34.85
Outstanding as of June 30, 2024	382,209	$34.85
As of June 30, 2024, total unrecognized compensation expense related to PSUs was $15 million and is expected to be recognized over the remaining weighted-average vesting period of 2.5 years.
Stock Options
Stock options represent the right to purchase shares of Class A common stock and are generally subject to continued employment through a three-year cliff vesting period. Stock options expire ten years from the grant date.
The following table summarizes the activity related to the Company’s stock options during the six months ended June 30, 2024:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Term	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2023	—
Granted	2,074,229	$28.00
Outstanding as of June 30, 2024	2,074,229	$28.00	2.8 years	$29
Exercisable as of June 30, 2024	—
The weighted average grant date fair value per share of stock options granted was $7.48 for the period ended June 30, 2024.
The following table summarizes the assumptions used in the Black-Scholes-Merton option-pricing model that was used to estimate the fair value of the stock options at the grant date:

April 12, 2024
Expected dividend yield	1.79%
Risk-free interest rate	4.48%
Weighted average volatility	24.50%
Expected life (in years)	6.50
As of June 30, 2024, total unrecognized compensation expense related to stock options was $15 million and is expected to be recognized over the remaining weighted-average vesting period of 2.8 years.
Stock Appreciation Rights
The Company has stock appreciation rights outstanding from its Pre-IPO LTIP, which represent the right to receive an amount based on the appreciation in the fair value of the Company’s Class A common stock from the grant date up to a specified date or dates. Prior to the IPO, all stock appreciation rights were Cash-settled Stock Appreciation Rights (“CSARs”). Upon completion of the IPO, the majority of outstanding CSARs were converted to the same number of Stock-settled Stock Appreciation Rights (“SSARs”), which will be settled in shares of Class A common stock under the pre-IPO LTIP. As equity-settled awards, the fair value of the SSARs was determined on the conversion date of April 16, 2024 and, generally, will not be remeasured unless the awards are modified.
The conversion of CSARs to SSARs at the completion of the IPO resulted in a reclassification of $26 million from accrued compensation and benefits and other liabilities to additional paid-in capital on the Company’s Condensed Consolidated Balance Sheet. The CSARs were remeasured to fair value at the conversion date, which resulted in additional pre-tax compensation expense of $9 million in the second quarter of 2024, primarily within selling, general and administrative expenses. The pre-tax compensation expense reduced segment operating income by $4 million, $4 million and $1 million for the Industrial, Consumer and Software & Advisory segments, respectively.
The following table summarizes the activity related to the Company’s CSARs during the six months ended June 30, 2024:

	Number of CSAR Awards	Weighted Average Exercise Price	Weighted Average Remaining Term	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2023	3,452,120	$18.77	1.72 years	$37
CSARs converted to SSARs	(1,978,761)	21.12
Exercised	(863,648)	7.46
Cancelled	(470,992)	30.06
Forfeited	(19,815)	29.10
Outstanding as of June 30, 2024	118,904	$15.47	1.29 years	$3
Exercisable as of June 30, 2024	104,618	$13.63	1.00 years	$3
As of June 30, 2024, total unrecognized compensation expense related to CSARs was immaterial. The weighted average grant date fair value per share of CSARs granted was $5.28 for the period ended June 30, 2024.
The Company had a short-term liability related to its CSARs of $3 million and $37 million recorded within accrued compensation and benefits in the Condensed Consolidated Balance Sheets at June 30, 2024 and December 31, 2023, respectively. The Company had a long-term liability of $0 and $2 million recorded within other liabilities in the Condensed Consolidated Balance Sheets at June 30, 2024 and December 31, 2023, respectively.
The following table summarizes the activity related to the Company’s SSARs during the six months ended June 30, 2024:

	Number of SSAR Awards	Weighted Average Exercise Price	Weighted Average Remaining Term	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2023	—
SSARs converted from CSARs	1,978,761	$21.12
Exercised	(15,806)	13.02
Forfeited	(6,932)	29.16
Outstanding as of June 30, 2024	1,956,023	$21.15	2.20 years	$27
Exercisable as of June 30, 2024	969,451	$13.07	1.07 years	$21
As of June 30, 2024, total unrecognized compensation expense related to SSARs was $4 million and is expected to be recognized over the remaining weighted-average vesting period of 1.5 years. The fair value of the Company’s vested SSAR awards was $21 million at June 30, 2024. The weighted average grant date fair value per share of SSARs granted was $6.15 for the period ended June 30, 2024.
The following table summarizes the assumptions used in the Black-Scholes-Merton option-pricing model that was used to estimate the fair value of the stock appreciation rights at the conversion date:

April 16, 2024
Expected dividend yield	1.44%
Risk-free interest rate	4.78% - 5.41%
Weighted average volatility	22.50%
Expected life (in years)	0.11 - 2.96
Performance Cash
The Company has Performance Cash awards outstanding from its previous compensation programs, which represent the right to receive an amount based on the achievement of certain performance conditions and are generally subject to continued employment through a three-year cliff vesting period. The amount may range from 0% to a maximum potential value of 200% of the award’s target value based on the satisfaction of the performance conditions over a three-year cumulative performance period. Prior to the IPO, all Performance Cash awards were settled in cash. Following the IPO, the majority of the outstanding Performance Cash awards will be settled in shares of Class A common stock under the Pre-IPO LTIP.
Compensation expense related to Performance Cash awards was as follows:

	Six Months Ended June 30,
(in millions)	2024	2023
Cost of revenue	$2	$1
Selling, general and administrative expenses	12	7
Performance Cash compensation expense	$14	$8
Income tax benefit	(3)	(2)
Performance Cash compensation expense, net	$11	$6
The Company had a short-term liability related to its Performance Cash awards of $14 million and $16 million recorded within accrued compensation and benefits in the Condensed Consolidated Balance Sheets at June 30, 2024 and December 31, 2023, respectively. The Company had a long-term liability of $14 million and $13 million recorded within other liabilities in the Condensed Consolidated Balance Sheets at June 30, 2024 and December 31, 2023 respectively.